Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK INDEX FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Apr. 05, 2017